Convertible Notes - Schedule of Fair Values of the Convertible Notes (Parentheticals) (Details) - Measurement Input, Option Volatility [Member] $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Fair Values of the Convertible Notes [Line Items]
Valuation of convertible debt	$ 1,500
February 25 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Valuation of convertible debt	6,670
April 14 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Valuation of convertible debt	1,000
May 5 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Valuation of convertible debt	13,330
May 5 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Valuation of convertible debt	2,000
September 14 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Valuation of convertible debt	13,575
May 25 Notes [Member]
Schedule of Fair Values of the Convertible Notes [Line Items]
Valuation of convertible debt	$ 16,000